Financial Instruments	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Financial Instruments

Note 7 - Financial Instruments

Fair value

(1)	Financial instruments - the composition of the derivatives

	June 30, 2025	December 31, 2024
	€ in thousands
Derivatives presented under current assets
Forward	442	-
Swap contracts	98	146
Financial power swap	98	-
	638	146

Derivatives presented under non-current assets
Swap contracts	760	716
Financial power swap	14,163	15,258
	14,923	15,974

Derivatives presented under current liabilities
Forward	-	(1)
Swap contracts	(41)	(43)
Financial power swap	-	(1,831)
	(41)	(1,875)

Derivatives presented under non-current liabilities
Swap contracts	(171)	(288)
(2)	Fair values versus carrying amounts

The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, trade receivables, other receivables, other short-term investments, deposits, derivatives, bank overdraft, short-term loans and borrowings, trade payables and other payables are the same or proximate to their fair value.

The fair values of the other financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	June 30, 2025
		Fair value
	Carrying amount	Level 1	Level 2	Level 3	Valuation techniques for determining fair value	Inputs used to determine fair value
	€ in thousands
Non-current liabilities:

Debentures	202,144	157,279	-	-		Market price
Loans from banks and others (including current maturities)	321,112	-	296,293	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2%-2.5% with a zero floor, fixed rate for several years 3.1%-6% Linkage to Euribor, 2.75%-4.78% Linkage to Consumer price index in Israel, Floating interest rate based on the Bank of Israel Rate plus a spread of 4.35%, fixed rate of 2.58%-5.5%, Euribor+ 5.27% and 7% Linkage to Consumer price index in Israel.
	523,256	157,279	296,293	-
(3)	Fair value hierarchy of financial instruments measured at fair value

The table below presents an analysis of financial instruments measured at fair value on the temporal basis using valuation methodology in accordance with hierarchy fair value levels. The various levels are defined as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical instruments.

●	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

●	Level 3: inputs that are not based on observable market data (unobservable inputs).

	June 30, 2025
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Warrants	(844)	(1,032)	-	(1,876)	Level 1 - Fair value is measured at trade market. Level 2 - Fair value is measured by using the binomial option pricing model.
Swap contracts	-	646	-	646	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Forward contracts	-	442	-	442	Fair value is measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Financial power swap	-	-	14,261	14,261	Fair value is measured by discounting the future fixed and assessed cash flows over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.

There have been no transfers from one Level to another Level during the six months ended June 30, 2025.

(4)	Level 3 financial instruments carried at fair value

The table hereunder presents a reconciliation from the beginning balance to the ending balance of financial instruments carried at fair value in level 3 of the fair value hierarchy:

Financial assets
Financial power swap
€ in thousands
Balance as at December 31, 2024	13,427

Total income recognized in profit or loss	(2,563)

Total income recognized in other comprehensive income	3,397

Balance as at June 30, 2025	14,261